Provisions and other current liabilities - Restructuring provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
January 1	$ 0
December 31	53	$ 0
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
January 1	10	28	$ 8
Additions	21	22	32
Cash payments	(14)	(40)	(10)
Releases	0	0	(2)
December 31	$ 17	$ 10	$ 28